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                                   Law Offices
                             Drinker Biddle & Reath
                       Philadelphia National Bank Building
                              1345 Chestnut Street
                           Philadelphia, PA 19107-3496
                            Telephone: (215) 988-2700
                                  Telex: 834684
                               Fax: (215) 988-2757


                                February 7, 1997


VIA EDGAR TRANSMISSION
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

         RE:      TEMPORARY INVESTMENT FUND, INC.
                  FILE NOS. 2-47015 AND 811-2354

Ladies and Gentlemen:

         On behalf of Temporary Investment Fund, Inc. (the "Company") and pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), I hereby certify that (i) the Prospectuses and Statement of Additional Information listed below that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from those Prospectuses and Statement of Additional Information contained in the Company's most recent Post-Effective Amendment to its Registration Statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940 ("PEA #56"), which was filed on January 31, 1997; and (ii) the text of PEA #56 has been filed electronically.

         The Prospectuses and Statement of Additional Information referenced above, which would otherwise have been filed pursuant to Rule 497(c), are:

         (1)      Prospectus dated January 31, 1997 for TempFund;
         (2)      Prospectus dated January 31, 1997 for TempCash;
         (3)      Prospectus dated January 31, 1997 for TempCash Dollar
                  Shares; and
         (4) Statement of Additional Information dated January 31, 1997 for TempFund and TempCash.

         Questions and comments concerning this letter may be directed to the undersigned at (215) 988-2604.


                                            Very truly yours,


                                            /s/ Terrance James Reilly
                                            ------------------------------
                                            Terrance James Reilly